Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 886
Lease liabilities – current	(126)
Lease liabilities – non-current	(473)
Total operating lease liabilities	(599)
Operating lease expense	56
Short-term lease expense	613
Total lease expense	$ 669
Weighted-average remaining lease term (in years)	4 years 8 months 1 day
Weighted-average discount rate	1.33%